Operating Segments - Additional Information (Detail)	9 Months Ended
Jul. 31, 2024
Disclosure of operating segments [line items]
Description of reportable segments	Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank.